CONVERTIBLE NOTES	12 Months Ended
Jun. 30, 2023
Convertible Notes
CONVERTIBLE NOTES

NOTE 6 – CONVERTIBLE NOTES

The Company’s convertible notes outstanding at June 30, 2023 and 2022 were as follows:

	June 30, 2023	June 30, 2022
Convertible notes and debenture	$338,362	$644,980
Unamortized discounts	(38,994)	(31,669)
Premium, net	91,171	313,127
Convertible notes, net	$390,539	$926,438

Convertible Note Issued with Consulting Agreement

August 10, 2017 Consulting Agreement

On August 10, 2017, the Company entered into a consulting agreement, retroactive to May 16, 2017, with a certain consultant, pursuant to which the consultant agreed to provide certain consulting and business advisory services in exchange for a $310,000 junior subordinated convertible note. The maturity date of the August 10, 2017 Convertible Note was August 2019 and is currently past due (see Note 9). The note accrues interest at a rate of 10% per annum and is convertible into common stock at the lesser of $750 or 65% of the three lowest trades in the ten trading days prior to the conversion. The note was fully earned upon signing the agreement and matures on August 10, 2019. The Company accrued $155,000 related to this expense at June 30, 2017 and recorded the remaining $155,000 related to this expense in fiscal year 2018. Upon an event of default, principal and accrued interest will become immediately due and payable under the note. Additionally, upon an event of default, at the election of the holder, the note would accrue interest at a default interest rate of 18% per annum or the highest rate of interest permitted by law. The consulting agreement had a three-month term and expired on August 16, 2017. An aggregate total of $578,212 of this note was bifurcated with the embedded conversion option recorded as a derivative liability at fair value. During the year ended June 30, 2018, the consultant converted $140,000 of principal and $10,764 of interest. During the year ended June 30, 2019, the consultant converted an additional $161,000 of principal and $19,418 of interest leaving a principal balance owed of $9,000 at June 30, 2019. During the year ended June 30, 2020, the consultant converted an additional $500 of principal and $5,248 of interest such that the remaining principal outstanding and accrued interest under this note as of June 30, 2020 was $8,500 and $22,168, respectively.

On March 15, 2021, the Company entered into a Settlement and Mutual Release Agreement (the “Settlement Agreement”) with the consultant whereby both parties agreed to settle all claims and liabilities under the August 10, 2017 Convertible note for a total of $100,000 in the form of a convertible note. All other terms of the August 10, 2017 Convertible Note shall remain in full force and effect. Both parties agree that all future penalties under this note are waived unless the Company fails to authorize to distribute the requested shares upon conversion. The Company has the right to pay off the balance of any remaining amounts dues under this note in cash at any time more than 60 days after March 15, 2021. Prior to the Settlement Agreement, the Company recorded total liabilities $56,762 consisting of remaining principal amount of $8,500, accrued interest of $23,262 and accrued expenses of $25,000. Accordingly, the Company recognized loss from settlement of debt of $43,238 during the year ended June 30, 2021 which is included in gain from settlement of debt, net in the accompanying consolidated statements of operations.

The total principal and accrued interest outstanding under the August 10, 2017 convertible note was $79,000 and $10,185, respectively, as of June 30, 2022 following conversion of $1,000 of principal and $8,000 accrued interest during the year ended June 30, 2022.

The total principal and accrued interest outstanding under the August 10, 2017 Convertible Note was $0 as of June 30, 2023 following conversion of $79,000 of principal and $9,543 accrued interest during the year ended June 30, 2023 (see Note 8).

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2023 and 2022

Auctus Fund Financing Agreements

August 30, 2019 Securities Purchase Agreement

Effective August 30, 2019, the Company entered into a securities purchase agreement with Auctus Fund, LLC (“Auctus”), pursuant to which Auctus purchased a convertible promissory note (the “August 30, 2019 Auctus Note”) from the Company in the aggregate principal amount of $550,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Auctus. The transaction closed on August 30, 2019 and the Company received payment on September 4, 2019 in the amount of $550,000, of which $5,000 was paid directly toward legal fees and $40,000 to Auctus for due diligence fees resulting in net cash proceeds of $505,000. The maturity date of the August 30, 2019 Auctus Note was August 30, 2020. The August 30, 2019 Auctus Note bore interest at a rate of 10% per annum, but not payable until the August 30, 2019 Auctus Note became payable, whether at the maturity date or upon acceleration or by prepayment. The note was treated as stock settled debt under ASC 480 and accordingly the Company recorded a $366,667 put premium. The August 30, 2019 Auctus Note may not be prepaid without the written consent of Auctus. Any amount of principal or interest which was not paid when due shall bear interest at the rate of 24% per annum.

Additionally, Auctus had the option to convert all or any amount of the principal face amount and accrued interest of the August 30, 2019 Auctus Note, at any time following the issue date and ending on the later of the maturity date or the date of payment of the Default Amount if an event of default occurs, which was an amount equal to 125% of an amount equal to the then outstanding principal amount of the August 30, 2019 Auctus Note (but not less than $15,000) plus any interest accrued from August 30, 2019 at the default interest rate of 24% per annum, for shares of the Company’s common stock at the then-applicable conversion price. Upon the holder’s election to convert accrued interest, default interest or any penalty amounts as stipulated, the Company may elect to pay those amounts in cash. The note may also be prepaid by the Company at any time between the date of issuance and August 13, 2020 at 135% multiplied by the sum of (a) the then outstanding principal amount plus (b) accrued and unpaid interest plus (c) default interests, if any.

The conversion price for the August 30, 2019 Auctus Note was a Variable Conversion Price, being 60% of the Market Price on the date of conversion. Notwithstanding the foregoing, Auctus was restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Auctus and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock.

In connection with the issuance of the August 2019 Auctus Note, the Company issued common stock purchase warrants to Auctus to purchase 450 shares of the Company’s common stock (the “First Warrant”) as a commitment fee upon the terms and subject to the limitations and conditions set forth in such First Warrant at an “Exercise Price” of $2,250,000. In connection with the issuance of the Note, the Company shall issue a common stock purchase warrant to Buyer to purchase 300 shares of the Company’s common stock (the “Second Warrant”) as a commitment fee upon the terms and subject to the limitations and conditions set forth in such Second Warrant at an “Exercise Price” of $3,330,000. In connection with the issuance of the Note, the Company shall issue a common stock purchase warrant to Buyer to purchase 225 shares of the Company’s common stock (the “Third Warrant”) as a commitment fee upon the terms and subject to the limitations and conditions set forth in such Third Warrant at an “Exercise Price” of $4,500,000. The First Warrant, Second Warrant, and Third Warrant shall collectively be referred as the “Warrants”. The Warrants have an “Exercise Period” of five years from the date of issuance being August 30, 2019. Under the terms of the Purchase Agreement and the Warrants, the Selling Security Holder may not either convert the Notes nor exercise the Warrants to the extent (but only to the extent) that the Selling Security Holder or any of its affiliates would beneficially own a number of shares of our Common Stock which would exceed 4.99% of our outstanding shares. The Company accounted for the warrants by using the relative fair value method and recorded debt discount from the relative fair value of the warrants of $375,905 using a simple binomial lattice model.

In connection with the Purchase Agreement, the Company and the Purchaser entered into a Registration Rights Agreement (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, the Company agreed to register the shares of Common Stock underlying the Securities in a Registration Statement with the SEC as well as the Commitment Shares (as defined herein). The Registration Rights Agreement contains customary representations, warranties, agreements and indemnification rights and obligations of the parties.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2023 and 2022

The Note was subject to customary default provisions and also includes a cross-default provision which provides that a breach or default by the Borrower of any covenant or other term or condition contained in any of the Other Agreements (as defined therein), after the passage of all applicable notice and cure or grace periods, shall, at the option of the Holder, be considered a default under this Note and the Other Agreements. Upon occurrence of any such event, the Holder was entitled (but in no event required) to apply all rights and remedies of the Holder under the terms of this Note and the Other Agreements by reason of a default under said Other Agreements or the Note.

The August 30, 2019 Auctus Note contained certain events of default, upon which principal and accrued interest were to become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 24% per annum.

The total principal amount outstanding under the above Auctus financing agreement, specifically the August 30, 2019 Auctus Note, was $358,965 and accrued interest of $486 as of June 30, 2020 following conversion of $191,035 of the principal balance and $43,176 of accrued interest during the year ended June 30, 2020. Accordingly, $127,356 of the put premium was released in respect of the August 30, 2019 Auctus Note during the year ended June 30, 2020 following conversion of the principal balance.

The total principal amount outstanding under the above Auctus financing agreement, specifically the August 30, 2019 Auctus Note, was $32,848 and accrued interest of $0 as of June 30, 2021 following conversion of $326,117 of the principal balance and $39,536 of accrued interest during the year ended June 30, 2021. Accordingly, $217,411 of the put premium was released in respect of the August 30, 2019 Auctus Note during the year ended June 30, 2021 following conversion of the principal balance.

The total principal amount outstanding under the above Auctus financing agreement, specifically the August 30, 2019 Auctus Note, was $0 and accrued interest of $0 as of June 30, 2022 following conversion of $32,848 of the principal balance and $716 of accrued interest during the year ended June 30, 2022. Accordingly, $21,899 of the put premium was released in respect of the August 30, 2019 Auctus Note during the year ended June 30, 2022 following conversion of the principal balance. Accordingly, there was no outstanding principal balance as of June 30, 2022.

Crown Bridge Securities Purchase Agreements

Effective October 3, 2019, the Company entered into a securities purchase agreement with Crown Bridge, pursuant to which Crown Bridge purchased the Crown Bridge Note from the Company in the aggregate principal amount of $108,000, such principal and the interest thereon convertible into shares of common stock at the option of Crown Bridge any time after issuance of such note. Pursuant to the terms of such securities purchase agreement, Crown Bridge deducted $3,000 from the principal payment due under the Crown Bridge Note, at the time of closing, to be applied to its legal expenses, and there was a $5,000 original issuance discount resulting in $100,000 net proceeds to the Company. The Company used the net proceeds from the Crown Bridge Note for general working capital purposes. The maturity date of the Crown Bridge Note was October 3, 2020 and is currently past due. The Crown Bridge Note bore interest at a default interest rate of 15% per annum.

Additionally, Crown Bridge had the option to convert all or any amount of the Crown Bridge Note at any time after issuance until the later of such note’s maturity date or the date on which the default amount was paid if an event of default occurs, which would be between 110% and 150% of the then outstanding principal amount of the Crown Bridge Note plus any interest accrued, for shares of the common stock at the then-applicable conversion price.

The conversion price of the Crown Bridge Note was equal to 60% (representing a 40% discount) of the lowest closing bid price of the common stock for the ten trading days immediately prior to the delivery of a notice of conversion under such note, including the day upon which such notice was received. subject to 4.99% or 9.99% beneficial ownership limitations. The Crown Bridge Note was treated as stock settled debt under ASC 480 and accordingly the Company recorded a $72,000 put premium.

The Crown Bridge Note contained certain events of default, upon which principal and accrued interest would become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal accrued at a default interest rate of 15% per annum, or if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2023 and 2022

The total principal amount outstanding under the Crown Bridge Note was $65,280 and accrued interest of $7,232 as of as of June 30, 2020 following conversion of $42,720 of the principal balance during the year ended June 30, 2020. Accordingly, $28,480 of the put premium was released in respect of the October 3, 2019 Crown Bridge Note during the year ended June 30, 2020 following partial conversion of the principal balance.

There were 15 unissued shares of Common Stock that were considered issuable for accounting purposes during the 1st quarter of fiscal 2021 related to a conversion notice dated and received on September 16, 2020. In November 2020, the Company was notified by Crown Bridge of the cancellation of this conversion notice as a result of the reverse stock split and, as such, the Company reversed the effects of this transaction, thereby increasing the principal balance by $9,600 and put premium by $6,400 and a corresponding decrease in equity of $16,000.

The total principal amount outstanding under the Crown Bridge Note was $65,280 and accrued interest of $25,930 as of June 30, 2022.

In August 2022, the SEC filed a complaint against Crown Bridge due to its violation of Section 15(a)(1) of the Exchange Act. Crown Bridge agreed to surrender all conversion rights in its currently held convertible notes, including the Crown Bridge Note. Consequently, as of June 30, 2023, the Company reclassified the remaining principal balance of $65,280 from a convertible note into a loan payable. Additionally, the Company recorded the remaining put premium of $43,520 into gain on extinguishment of debt during the year ended June 30, 2023. Therefore, the total principal amount outstanding under such agreement with Crown Bridge was $0 after the reclassification of principal to loan payable as of June 30, 2023 (see Note 5).

GW Holdings Securities Purchase Agreements

October 1, 2019 Securities Purchase Agreement

Effective October 1, 2019, the Company entered into a securities purchase agreement with GW Holdings, pursuant to which GW Holdings purchased a convertible promissory note (the “October 1, 2019 GW Note”) from the Company in the aggregate principal amount of $131,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of GW Holdings any time after the six-month anniversary of the October 1, 2019 GW Holdings Note. The transactions contemplated by the GW Holdings Securities Purchase Agreement closed on October 1, 2019. Pursuant to the terms of the GW Holdings Securities Purchase Agreement, the lender deducted $6,000 from the principal payment due under the October 1, 2019 GW Note, at the time of closing, to be applied to its legal expenses. The Company used the net proceeds of $125,000 from the October 1, 2019 GW Note for general working capital purposes. The maturity date of the October 1, 2019 GW Holdings was October 1, 2020. The October 1, 2019 GW Holdings Note bore interest at a rate of 8% per annum, which interest was paid by the Company to GW Holdings in shares of the Company’s common stock; but was not payable until the October 1, 2019 GW Holdings Note became payable, whether at the maturity date or upon acceleration or by prepayment.

December 10, 2020 Securities Purchase Agreement

Effective December 10, 2020, the Company entered into a securities purchase agreement with GW Holdings, pursuant to which GW Holdings purchased a convertible promissory note (the “December 10, 2020 GW Note”) from the Company in the aggregate principal amount of $131,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of GW Holdings anytime from the issuance of the December 10, 2020 GW Holdings Note. The transactions contemplated by the GW Holdings Securities Purchase Agreement closed on December 10, 2020. Pursuant to the terms of the GW Holdings Securities Purchase Agreement, the lender deducted $6,000 from the principal payment due under the December 10, 2020 GW Note, at the time of closing, to be applied to its legal expenses. The Company used the net proceeds of $125,000 from the December 10, 2020 GW Note for general working capital purposes. The maturity date of the December 10, 2020 GW Holdings was December 10, 2021. The December 10, 2020 GW Holdings Note bore interest at a rate of 8% per annum, which interest may be paid by the Company to GW Holdings in shares of the Company’s common stock; but shall not be payable until the December 10, 2020 GW Holdings Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2023 and 2022

The above notes issued to GW Holdings contain certain events of default, upon which principal and accrued interest were to become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 24% per annum, or if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

Additionally, GW Holdings had the option to convert all or any amount of the principal face amount of the notes issued to GW Holdings at any time from the date of issuance and ending on the later of the maturity date or the date the Default Amount is paid if an event of default occurs, which is an amount between 110% and 150% of an amount equal to the then outstanding principal amount of such notes plus any interest accrued, for shares of the Company’s common stock at the then-applicable conversion price.

The conversion price for the above GW Holdings notes was equal to a 40% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion was received. Notwithstanding the foregoing, GW Holdings shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by GW Holdings and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock which may be increased up to 9.99% upon 60 days prior written notice by the GW Holdings to the Company.

These notes were treated as stock settled debt under ASC 480 and accordingly the Company recorded a total of $174,666 put premium.

The total principal amount outstanding under the above October 1, 2019 GW Holdings financing agreement was $30,000 and accrued interest of $1,776 as of June 30, 2020 following conversion of $101,000 of the principal balance and $5,082 of accrued interest during the year ended June 30, 2020. The total principal amount and accrued interest outstanding under the above October 1, 2019 GW Holdings financing agreement was $0 as of June 30, 2021 following conversion of $30,000 of the principal balance and $3,877 of accrued interest during the year ended June 30, 2021. Accordingly, $67,333 and $20,000 of the put premium was reclassed to additional paid in capital during the year ended June 30, 2020 and 2021, respectively, following conversion of the principal balance. This note was fully converted into common stock in fiscal 2021.

The total principal amount outstanding under the above December 10, 2020 GW Holdings financing agreement, was $90,000 and accrued interest of $4,636 as of June 30, 2021 following conversion of $41,000 of the principal balance and $1,084 of accrued interest during the year ended June 30, 2021. Accordingly, $27,333 of the put premium was reclassed to additional paid in capital in respect of the October 1, 2019 GW Holdings Note during the year ended June 30, 2021 following conversion of the principal balance.

The total principal amount outstanding and accrued interest under the above December 10, 2020 GW Holdings financing agreement, was $0 as of June 30, 2022 following conversion of $90,000 of the principal balance, $7,885 of accrued interest and $4,000 default penalty during the year ended June 30, 2022. Accordingly, $60,000 of the put premium was reclassed to additional paid in capital in respect of the December 10, 2020 GW Holdings Note during the year ended June 30, 2022 following conversion of the principal balance.

Geneva Roth Remark Securities Purchase Agreements

December 2, 2020 Securities Purchase Agreement

Effective December 2, 2020, the Company entered into a securities purchase agreement with Geneva Roth Remark Holdings, Inc.(“Geneva Roth”), pursuant to which Geneva Roth purchased a convertible promissory note (the “December 2, 2020 Geneva Roth”) from the Company in the aggregate principal amount of $78,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Geneva Roth any time after the six month anniversary of the December 2, 2020 Geneva Roth. The December 2, 2020 Geneva Roth contained an original discount of $3,000. The Company used the net proceeds from the December 2, 2020 Geneva Roth for general working capital purposes. The maturity date of the December 2, 2020 Geneva Roth Note was December 2, 2021. The December 2, 2020 Geneva Roth Note bore interest at a rate of 8% per annum, which interest may be paid by the Company to Geneva Roth in shares of the Company’s common stock; but shall not be payable until the December 2, 2020 Geneva Roth Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2023 and 2022

January 5, 2021 Securities Purchase Agreement

Effective January 5, 2021, the Company entered into a securities purchase agreement with Geneva Roth Remark Holdings, Inc., pursuant to which Geneva Roth purchased a convertible promissory note (the “January 5, 2021 Geneva Roth”) from the Company in the aggregate principal amount of $68,500, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Geneva Roth any time after the six-month anniversary of the January 5, 2021 Geneva Roth. The January 5, 2021 Geneva Roth contained an original issue discount of $3,500. The Company used the net proceeds from the January 5, 2021 Geneva Roth for general working capital purposes. The maturity date of the January 5, 2021 Geneva Roth Note was January 5, 2022. The January 5, 2021 Geneva Roth Note bore interest at a rate of 8% per annum, which interest may be paid by the Company to Geneva Roth in shares of the Company’s common stock; but shall not be payable until the January 5, 2021 Geneva Roth Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

March 16, 2021 Securities Purchase Agreement

Effective March 16, 2021, the Company entered into a securities purchase agreement with Geneva Roth Remark Holdings, Inc., pursuant to which Geneva Roth purchased a convertible promissory note (the “March 16, 2021 Geneva Roth”) from the Company in the aggregate principal amount of $63,500, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Geneva Roth any time after the six-month anniversary of the March 16, 2021 Geneva Roth. The March 16, 2021 Geneva Roth contained an original discount of $3,500. The Company used the net proceeds from the March 16, 2021 Geneva Roth for general working capital purposes.

The maturity date of the March 16, 2021 Geneva Roth Note was March 16, 2022. The March 16, 2021 Geneva Roth Note bore interest at a rate of 8% per annum, which interest may be paid by the Company to Geneva Roth in shares of the Company’s common stock; but shall not be payable until the March 16, 2021 Geneva Roth Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

August 19, 2021 Securities Purchase Agreement

Effective August 19, 2021, the Company entered into a securities purchase agreement with Geneva Roth Remark Holdings, Inc., pursuant to which Geneva Roth purchased a convertible promissory note (the “August 19, 2021 Geneva Roth”) from the Company in the aggregate principal amount of $103,750, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Geneva Roth any time after the six-month anniversary of the August 19, 2021 Geneva Roth. The August 19, 2021 Geneva Roth contained an original discount of $3,750. The Company used the net proceeds from the August 19, 2021 Geneva Roth for general working capital purposes. The maturity date of the August 19, 2021 Geneva Roth Note was August 19, 2022. The August 19, 2021 Geneva Roth Note bore interest at a rate of 8% per annum, which interest may be paid by the Company to Geneva Roth in shares of the Company’s common stock; but shall not be payable until the August 19, 2021 Geneva Roth Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

September 22, 2021 Securities Purchase Agreement

Additionally, effective September 22, 2021, the Company entered into a securities purchase agreement with Geneva Roth Remark Holdings, Inc., pursuant to which Geneva Roth purchased a convertible promissory note (the “September 22, 2021 Geneva Roth”) from the Company in the aggregate principal amount of $63,750, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Geneva Roth any time after the six-month anniversary of the September 22, 2021 Geneva Roth. The September 22, 2021 Geneva Roth contains an original discount of $3,750. The Company intends to use the net proceeds from the September 22, 2021 Geneva Roth for general working capital purposes. The maturity date of the September 22, 2021 Geneva Roth Note is September 22, 2022. The September 22, 2021 Geneva Roth Note bears interest at a rate of 8% per annum, which interest may be paid by the Company to Geneva Roth in shares of the Company’s common stock; but shall not be payable until the September 22, 2021 Geneva Roth Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2023 and 2022

During the first 60 to 180 days following the date of these notes, the Company had the right to prepay the principal and accrued but unpaid interest due under the above notes issued to Geneva Roth, together with any other amounts that the Company may owe the holder under the terms of the note, at a premium ranging from 110% to 129% as defined in the note agreement. After this initial 180-day period, the Company does not have a right to prepay such notes.

The conversion price for the above Geneva Roth notes was equal to a 35% discount of the market price based on the average of the lowest three trading prices of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion. Notwithstanding the foregoing, Geneva Roth shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Geneva Roth and its affiliates, exceeds 9.99% of the outstanding shares of the Company’s common stock. These notes were treated as stock settled debt under ASC 480 and accordingly the Company recorded a total of $203,269 put premium for the five notes.

The above Geneva Roth notes contained certain events of default, upon which principal and accrued interest will become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 22% per annum, or if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

The total principal amounts outstanding under the above Geneva Roth financing agreements were $132,000 and accrued interest of $3,477 as of June 30, 2021 following conversion of $78,000 of the principal balance and $3,120 accrued interest during the year ended June 30, 2021. Accordingly, $42,000 of the put premium was released in respect of the Geneva Roth financing agreements during the year ended June 30, 2021 following conversion of the principal balance.

The total principal amounts outstanding under the above Geneva Roth financing agreements were $0 as of June 30, 2022 following conversion of $299,500 of the principal balance and $11,980 accrued interest during the year ended June 30, 2022. Accordingly, $161,269 of the put premium was released to additional paid in capital in respect of the Geneva Roth financing agreements during the year ended June 30, 2022 following conversion of the principal balance.

1800 Diagonal Lending (formerly known as Sixth Street Lending) Securities Purchase Agreements

October 21, 2021 Securities Purchase Agreement

Effective October 21, 2021, the Company entered into a securities purchase agreement with Sixth Street Lending LLC (“Sixth Street”), pursuant to which Sixth Street purchased a convertible promissory note (the “October 21, 2021 Sixth Street Note”) from the Company in the aggregate principal amount of $63,750, such principal and the interest thereon convertible into shares of common stock at the option of Sixth Street any time after the six-month anniversary of the October 21, 2021 Sixth Street Note. The October 21, 2021 Sixth Street Note contained debt issue costs of $3,750. The Company used the net proceeds from the October 21, 2021 Sixth Street Note for general working capital purposes. The maturity date of the October 21, 2021 Sixth Street Note was October 21, 2022. The October 21, 2021 Sixth Street Note bore interest at a rate of 8% per annum, which interest was payable in shares of common stock; but was not payable until the maturity date or upon acceleration or by prepayment of such note.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2023 and 2022

November 26, 2021 Securities Purchase Agreement

Effective November 26, 2021, the Company entered into a securities purchase agreement with Sixth Street, pursuant to which Sixth Street purchased a convertible promissory note (the “November 26, 2021 Sixth Street Note”) from the Company in the aggregate principal amount of $53,750, such principal and the interest thereon convertible into shares of common stock at the option of Sixth Street any time after the six-month anniversary of the November 26, 2021 Sixth Street Note. The November 26, 2021 Sixth Street Note contained debt issue costs of $3,750. The Company used the net proceeds from the November 26, 2021 Sixth Street Note for general working capital purposes. The maturity date of the November 26, 2021 Sixth Street Note was November 26, 2022. The November 26, 2021 Sixth Street Note bore interest at a rate of 8% per annum, which interest was payable in shares of common stock; but was not payable until the maturity date or upon acceleration or by prepayment of such note.

January 4, 2022 Securities Purchase Agreement

Effective January 4, 2022, the Company entered into a securities purchase agreement with Sixth Street, pursuant to which Sixth Street purchased a convertible promissory note (the “January 4, 2022 Sixth Street Note”) from the Company in the aggregate principal amount of $63,750, such principal and the interest thereon convertible into shares of common stock at the option of Sixth Street any time after the six-month anniversary of the January 4, 2022 Sixth Street Note. The January 4, 2022 Sixth Street Note contained debt issue costs of $3,750. The Company used the net proceeds from the January 4, 2022 Sixth Street Note for general working capital purposes. The maturity date of the January 4, 2022 Sixth Street Note was January 4, 2023. The January 4, 2022 Sixth Street Note bore interest at a rate of 8% per annum, which interest was payable in shares of common stock; but was not payable until the maturity date or upon acceleration or by prepayment of such note (see conversions below).

March 7, 2022 Securities Purchase Agreement

Effective March 7, 2022, the Company entered into a securities purchase agreement with Sixth Street, pursuant to which Sixth Street purchased a convertible promissory note (the “March 7, 2022 Sixth Street Note”) from the Company in the aggregate principal amount of $68,750, such principal and the interest thereon convertible into shares of common stock at the option of Sixth Street any time after the six-month anniversary of the March 7, 2022 Sixth Street Note. The March 7, 2022 Sixth Street Note contained debt issue costs of $3,750. The Company used the net proceeds from the March 7, 2022 Sixth Street Note for general working capital purposes. The maturity date of the March 7, 2022 Sixth Street Note was March 7, 2023. The March 7, 2022 Sixth Street Note bore interest at a rate of 8% per annum, which interest was payable in shares of common stock; but was not payable until the maturity date or upon acceleration or by prepayment of such note (see conversions below).

April 12, 2022 Securities Purchase Agreement

Effective April 12, 2022, the Company entered into a securities purchase agreement with Sixth Street, pursuant to which Sixth Street purchased a convertible promissory note (the “April 12, 2022 Sixth Street Note”) from the Company in the aggregate principal amount of $68,750, such principal and the interest thereon convertible into shares of common stock at the option of Sixth Street any time after the six-month anniversary of the April 12, 2022 Sixth Street Note. The April 12, 2022 Sixth Street Note contained debt issue costs of $3,750. The Company used the net proceeds from the April 12, 2022 Sixth Street Note for general working capital purposes. The maturity date of the April 12, 2022 Sixth Street Note was April 12, 2023. The April 12, 2022 Sixth Street Note bore interest at a rate of 8% per annum, which interest was payable in shares of common stock; but was not payable until the maturity date or upon acceleration or by prepayment of such note.

May 12, 2022 Securities Purchase Agreement

Effective May 12, 2022, the Company entered into a securities purchase agreement with 1800 Diagonal Lending LLC (“1800 Diagonal”), pursuant to which 1800 Diagonal purchased a convertible promissory note (the “May 12, 2022 1800 Diagonal Note”) from the Company in the aggregate principal amount of $63,750, such principal and the interest thereon convertible into shares of common stock at the option of 1800 Diagonal any time after the six-month anniversary of the May 12, 2022 1800 Diagonal Note. The May 12, 2022 1800 Diagonal Note contained debt issue costs of $3,750. The Company used the net proceeds from the May 12, 2022 1800 Diagonal Note for general working capital purposes. The maturity date of the May 12, 2022 1800 Diagonal Note is May 12, 2023. The May 12, 2022 1800 Diagonal Note bore interest at a rate of 8% per annum, which interest is payable in shares of the common stock; but is not payable until the maturity date or upon acceleration or by prepayment of such note.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2023 and 2022

June 30, 2022 Securities Purchase Agreement

On June 30, 2022, the Company entered into a securities purchase agreement with 1800 Diagonal, which closed on July 11, 2022, pursuant to which 1800 Diagonal purchased a convertible promissory note (the “July 11, 2022 1800 Diagonal Note”) from the Company in the aggregate principal amount of $105,000, such principal and the interest thereon convertible into shares of common stock at the option of 1800 Diagonal any time after 180 days of the July 11, 2022 1800 Diagonal Note. The July 11, 2022 1800 Diagonal Note contained debt issue cost of $3,750. The Company used the net proceeds from the July 11, 2022 1800 Diagonal Note for general working capital purposes. The maturity date of the July 11, 2022 1800 Diagonal Note was June 30, 2023. The 1800 Diagonal Note bore interest at a rate of 8% per annum, which interest was payable in shares of common stock; but was not payable until the maturity date or upon acceleration or by prepayment of such note.

The following terms apply to all of the above 1800 Diagonal notes:

During the first 60 to 180 days following the date of the above listed notes, the Company has the right to prepay the principal and accrued but unpaid interest due under the above notes issued, together with any other amounts that the Company may owe the holder under the terms of the note, at a premium ranging from 110% to 129% as defined in the relevant note. After this initial 180-day period, the Company does not have a right to prepay such note.

The conversion price for the above 1800 Diagonal notes is equal to 65% (representing a 35% discount) of the market price of the common stock, which is based on the average of the lowest three trading prices of the common stock for the ten trading days immediately prior to the delivery of a notice of conversion of such note. Notwithstanding the foregoing, such conversions are subject to 9.99% beneficial ownership limitations. All of the above 1800 Diagonal notes are treated as stock settled debt under ASC 480 and accordingly the Company recorded a total of $262,500 put premium, of which $56,538 was recorded during the year ended June 30, 2023.

The above 1800 Diagonal notes contain certain events of default, upon which principal and accrued interest will become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal accrues at a default interest rate of 22% per annum, or if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

Such events of default include, among others, failure to timely issue shares upon receipt of a notice of conversion, breach of covenants, representations or warranties, insolvency, bankruptcy and liquidation (subject to cure periods), failure by the Company to pay the principal and interest due under such note, failure to reserve at least five times the number of shares issuable upon full conversion of such note, failure to maintain the listing of the common stock on at least one of the OTC markets or a national exchange, restatement of the Company’s financial statements at any time after 180 days after the issuance date of such note if such restatement would reasonably constitute a material adverse effect on 1800 Diagonal, the Company’s failure to comply with Exchange Act reporting requirements or the Company ceases to be subject to such reporting requirements.

Failure to deliver shares of common stock upon conversion of the above 1800 Diagonal notes within three business days of a notice of conversion will result in the Company paying a penalty of $1,000 per day, subject to certain exceptions.

Upon certain events of default, the above 1800 Diagonal notes will become immediately due and payable and the Company must pay 1800 Diagonal 150% of the then-outstanding principal amount of the above 1800 Diagonal notes, plus any interest accrued upon such event of default or prior events of default (the “Default Amount”). Further, upon any event of default relating to the failure to issue shares of common stock upon the conversion of such notes, such notes become immediately due and payable in an amount equal to twice the Default Amount.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2023 and 2022

The total principal amount outstanding under the above 1800 Diagonal notes was $265,000 and accrued interest of $6,081 as of June 30, 2022 following conversion of $117,500 of the principal balance and $4,700 accrued interest during the year ended June 30, 2022. Accordingly, $63,269 of the put premium was released to additional paid in capital in respect to the purchase agreements with 1800 Diagonal during the year ended June 30, 2022 following conversion of the principal balance.

The total principal amount outstanding and accrued interest under the above 1800 Diagonal notes was $0 as of June 30, 2023 following conversion of $370,000 of the principal balance and $14,800 accrued interest during the year ended June 30, 2023. Accordingly, $199,230 of the put premium was released to additional paid in capital in respect of such purchase agreements with 1800 Diagonal during the year ended June 30, 2023 following conversion of the principal balance (see Note 8).

ONE44 Capital Securities Purchase Agreements

December 7, 2021 Securities Purchase Agreement

Effective December 7, 2021, the Company entered into a securities purchase agreement with ONE44 Capital LLC (“ONE44”), pursuant to which ONE44 purchased a convertible promissory note (the “December 7, 2021 ONE44 Note”) from the Company in the aggregate principal amount of $170,000, such principal and the interest thereon convertible into shares of common stock at the option of ONE44 any time after the six-month anniversary of the December 7, 2021 ONE44 Note. The December 7, 2021 ONE44 Note contained an original discount and debt issue cost for a total of $25,500. The Company used the net proceeds from the December 7, 2021 ONE44 Note for general working capital purposes. The maturity date of the December 7, 2021 ONE44 Note was December 7, 2022. The December 7, 2021 ONE44 Note bore interest at a rate of 10% per annum, which interest was payable in shares of common stock; but was not payable until the maturity date or upon acceleration or by prepayment of such note.

March 29, 2022 Securities Purchase Agreement

Effective March 29, 2022, the Company entered into a securities purchase agreement with ONE44, pursuant to which ONE44 purchased a convertible promissory note (the “March 29, 2022 ONE44 Note”) from the Company in the aggregate principal amount of $120,000, such principal and the interest thereon convertible into shares of common stock at the option of ONE44 any time after the six-month anniversary of the March 29, 2022 ONE44 Note. The March 29, 2022 ONE44 Note contained an original discount and debt issue cost for a total of $18,000. The Company used the net proceeds from the March 29, 2022 ONE44 Note for general working capital purposes. The maturity date of the March 29, 2022 ONE44 Note was March 29, 2023. The March 29, 2022 ONE44 Note bore interest at a rate of 10% per annum, which interest was payable in shares of common stock; but was not payable until the maturity date or upon acceleration or by prepayment of such note.

August 15, 2022 Securities Purchase Agreement

On August 15, 2022, the Company entered into a securities purchase agreement with ONE44, pursuant to which ONE44 purchased a convertible redeemable note (the “August 15, 2022 ONE44 Note”) from the Company in the aggregate principal amount of $110,000, such principal and the interest thereon convertible into shares of the common stock at the option of ONE44 any time after the six-month anniversary of the August 15, 2022 ONE44 Note. The transaction contemplated by such purchase agreement closed on August 16, 2022. The August 15, 2022 One44 Note contains an original issue discount amount of $10,000. Pursuant to the terms of such purchase agreement, the Company paid $5,500 for ONE44’s legal fees. The Company used the net proceeds from the August 15, 2022 ONE44 Note for general working capital purposes. The maturity date of the August 15, 2022 One44 Note is August 15, 2023. The August 15, 2022 ONE44 Note bears interest at a rate of 10% per annum, which is payable in shares of common stock, but is not payable until the maturity date or upon acceleration or by prepayment of such note.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2023 and 2022

February 14, 2023 Securities Purchase Agreement

On February 14, 2023, the Company entered into a securities purchase agreement with ONE44, pursuant to which ONE44 purchased a convertible redeemable note (the “February 14, 2023 ONE44 Note”) from the Company in the aggregate principal amount of $111,111, such principal and the interest thereon convertible into shares of the common stock at the option of ONE44 any time after the six-month anniversary of the February 14, 2023 ONE44 Note. The transaction contemplated by such purchase agreement closed on February 14, 2023. The February 14, 2023 One44 Note contains an original issue discount amount of $11,111. Pursuant to the terms of such purchase agreement, the Company paid $5,500 for ONE44’s legal fees. The Company intends used the net proceeds from the February 14, 2023 ONE44 Note for general working capital purposes. The maturity date of the February 14, 2023 One44 Note is February 14, 2024. The February 14, 2023 ONE44 Note bears interest at a rate of 10% per annum, which interest is payable in shares of common stock, but is not payable until the maturity date or upon acceleration or by prepayment of such note.

The following terms apply to all of the above ONE44 notes:

During the first 60 to 180 days following the date of these notes, the Company has the right to prepay the principal and accrued but unpaid interest due under the above notes issued to ONE44, together with any other amounts that the Company may owe ONE44 under the terms of the note, at a premium ranging from 120% to 135% as defined in the relevant note. After this initial 180-day period, the Company does not have a right to prepay such note.

The conversion price for the above ONE44 notes ranges from 60% to 65% (representing a 35% to 40% discount) of the market price of the common stock, which is based on the lowest closing bid prices of the common stock for the ten trading days immediately prior to the delivery of a notice of conversion. Notwithstanding the foregoing, such notes are subject to 4.99% beneficial ownership limitations. All of the above ONE44 notes are treated as stock settled debt under ASC 480 and accordingly the Company recorded a total of $289,459 put premium of which $133,305 was recorded during the year ended June 30, 2023.

The above ONE44 notes contain certain events of default, upon which principal and accrued interest will become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 24% per annum, or if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions. In the event that the Company fails to deliver to ONE44 shares of common stock issuable upon conversion of principal or interest under a ONE44 note, it will incur a penalty of $250 per day the shares are not issued beginning on the 4th day after the conversion notice was delivered to the Company. This penalty increases to $500 per day beginning on the 10th day. In the event that the Company loses the bid price of its common stock on OTC, such ONE44 note does not incur penalty and instead the outstanding principal amount increases by 20%.

The total principal amount outstanding under the above ONE44 notes was $235,700 and accrued interest of $9,519 as of June 30, 2022, following conversion of $54,300 of the principal balance and $2,873 accrued interest during the year ended June 30, 2022. Accordingly, $29,238 of the put premium was released to additional paid in capital in respect to the ONE44 notes during the year ended June 30, 2022 following conversion of the principal balance.

The total principal amount outstanding under the above ONE44 notes was $118,111 and accrued interest of $4,726 as of June 30, 2023, following conversion of $338,700 of the principal balance and $24,255 accrued interest during the year ended June 30, 2023. Accordingly, $182,376 of the put premium was released to additional paid in capital in respect to the purchase agreements with ONE44 during the year ended June 30, 2023 following conversion of the principal balance (see Note 8).

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2023 and 2022

GS Capital Partners Securities Purchase Agreements

August 12, 2022 Securities Purchase Agreement

On August 12, 2022, the Company entered into a securities purchase agreement (the “GS Capital Purchase Agreement”) with GS Capital Partners, LLC (“GS Capital”), pursuant to which GS Capital purchased a convertible redeemable note (the “GS Capital Note”) from the Company in the aggregate principal amount of $93,000, such principal and the interest thereon convertible into shares of common stock at the option of GS Capital. The transaction contemplated by the GS Capital Purchase Agreement closed on August 16, 2022. The GS Capital Note contains a $5,000 original issue discount. Pursuant to the terms of the GS Purchase Agreement, the Company paid $3,000 for GS Capital’s legal fees. The Company used the net proceeds ($85,000) from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note was April 12, 2023, but was extended to August 12, 2023 in April 2023. The GS Capital Note bears interest at a rate of 8% per annum, which interest is payable in shares of common stock, but is not payable until the maturity date or upon acceleration or by prepayment of such note. The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital by surrendering the same. GS Capital is entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $2.80 per share (the “Fixed Price”). However, in the event the common stock trades below $2 per share for more than five consecutive trading days, then the Fixed Price becomes $1.30 per share. In the event of default, such conversion price equals 65% of the lowest trading price of the common stock reported on the OTC Markets or other exchange for the ten prior trading days, including the day upon which a notice of conversion is received by the Company. The GS Capital Note is subject to a 4.99% beneficial ownership limitation.

Additionally, such conversion price will be adjusted if the Company issues securities with more favorable conversion terms. Currently, the effective conversion price of this note is 60% (representing a 40% discount) of the market price, which means the lowest closing bid prices of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion.

September 21, 2022 Securities Purchase Agreement

On September 21, 2022, the Company entered into a securities purchase agreement with GS Capital, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $71,500, such principal and the interest thereon convertible into shares of common stock at the option of GS Capital. The transaction contemplated by such purchase agreement closed on September 26, 2022. Such note contains a $4,000 original issue discount. Pursuant to the terms of such purchase agreement, the Company paid $2,500 for GS Capital’s legal fees. The Company used the net proceeds ($65,000) from such note for general working capital purposes.

The maturity date of such note is March 21, 2023 but was extended to March 21, 2024 in April 2023. Such note bears interest at a rate of 8% per annum, which interest is payable in shares of common stock, but is not payable until the maturity date or upon acceleration or by prepayment of such note. Such note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. GS Capital is entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $2 (the “September Fixed Price”). However, in the event the common stock trades below $1.40 per share for more than five consecutive trading days, then the September Fixed Price becomes $0.90 per share. In the event of default under such note, such conversion price becomes 65% of the lowest trading price of the common stock as reported on the OTC Markets or other exchange for the ten prior trading days, including the day upon which a notice of conversion is received by the Company. Such note is subject to 4.99% beneficial ownership limitations.

Additionally, the conversion price will be adjusted in favor of the note holder if the Company issues securities with more favorable conversion terms. Currently, the effective conversion price of this note is 60% (representing a 40% discount) of the market price, which means the lowest closing bid prices of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2023 and 2022

During the first 60 to 180 days following the date of the above GS Capital notes, the Company has the right to prepay the principal and accrued but unpaid interest due under the above notes issued to GS Capital, together with any other amounts that the Company may owe GS Capital under the terms of the notes, at a premium ranging from 110% to 125% of the principal amount and interest of such note. After this initial 180-day period, the Company does not have a right to prepay such notes.

Upon the occurrence and during the continuation of certain events of default, interest accrues at a default interest rate of 24% per annum or, if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. In the event that the Company fails to deliver to GS Capital shares of common stock issuable upon conversion of principal or interest under the above GS Capital notes, the penalty becomes $250 per day for each day that the shares are not issued beginning on the 4th day after the conversion notice was delivered to the Company. This penalty increases to $500 per day beginning on the 10th day. In the event that the Company loses the bid price of its common stock on OTC, such GS Capital note does not incur penalty and instead the outstanding principal amount increases by 20%.

The total principal outstanding and accrued interest under the above GS Capital notes were $75,300 and $4,263, respectively, as of June 30, 2023, following conversion of $89,200 of the principal balance and $2,945 accrued interest during the year ended June 30, 2023. An aggregate total of $75,300 of the above GS Capital notes were bifurcated with the embedded conversion option which were recorded as derivative liabilities at fair value (see Note 12).

Red Road Holdings Securities Purchase Agreement

On October 6, 2022, the Company entered into a securities purchase agreement (the “Red Road Purchase Agreement”) with Red Road Holdings Corporation, a Virginia corporation (“Red Road”), pursuant to which Red Road purchased a convertible promissory note (the “Red Road Note”) from the Company in the aggregate principal amount of $53,750, such principal and the interest thereon convertible into shares of common stock at the option of Red Road. The transaction contemplated by the Red Road Purchase Agreement closed on October 12, 2022. The Company used the net proceeds ($50,000) from the Red Road Note for general working capital purposes. The maturity date of the Note was October 6, 2023. The Red Road Note bore interest at a rate of 8% per annum, which interest was payable in shares of common stock, but was not payable until the maturity date or upon acceleration or by prepayment of the Red Road Note, as described below. In addition, upon an event of default, interest on the outstanding principal accrued at a default interest rate of 22% per annum, or if such rate was usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions. Red Road had the option to convert all or any amount of the principal face amount of the Red Road Note, beginning one hundred eighty (180) days following the date of the Red Road Note and ending on the later of: (i) the maturity date of such note and (ii) the date of payment of the Default Amount (as defined in the Red Road Note), each in respect of the remaining outstanding amount of the Red Road Note, to convert all or any part of the outstanding and unpaid amount of the Note into common stock at the then-applicable conversion price. Pursuant to the terms of the Red Road Purchase Agreement, the Company paid Red Road’s legal fees and due diligence expenses in the aggregate amount of $3,750 which was recorded as a debt discount.

The conversion price for the Red Road Note was equal to the Variable Conversion Price (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Company relating to the Company’s securities or the securities of any subsidiary of the Company, combinations, recapitalization, reclassifications, extraordinary distributions and similar events), which was defined as 65% of the Market Price (representing a discount rate of 35%) which was defined as the average of the lowest three (3) Trading Prices (as defined in the Red Road Note) for the common stock during the ten (10) trading days prior to the conversion date. The Red Road Note is subject to 4.99% beneficial ownership limitations and was treated as stock settled debt under ASC 480, and accordingly the Company recorded a total of $28,942 put premium.

The Red Road Note may be prepaid until 180 days from its issuance date, subject to the following: if prepaid within 60 days of the issuance date, the prepayment premium is 110% of the face amount of such note plus any accrued interest, if prepaid after 60 days but less than 91 days from the issuance date, then the prepayment premium is 115% of the face amount plus any accrued interest of such note., if prepaid after 90 days but less than 121 days from the issuance date, then the prepayment premium is 120% of the face amount plus any accrued interest of such note, if prepaid after 120 days but less than 151 days from the issuance date, then the prepayment premium shall be 125% of the face amount plus any accrued interest of such note, and if prepaid after 150 days but less than 181 days from the issuance date, then the prepayment premium shall be 129% of the face amount plus any accrued interest of such note.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2023 and 2022

In the event that the Company failed to deliver to Red Road shares of common stock upon conversion of the Red Road Note within three business days of a notice of conversion by Red Road, the Company would incur a penalty of $1,000 per day. Upon the occurrence and during the continuation of certain events of default, the Red Road Note will become immediately due and payable and the Company will pay Red Road in full satisfaction of its obligations in the Note an amount equal to 150% of the outstanding principal amount of the Red Road Note plus any interest accrued upon such event of default or prior events of default.

The total principal amount outstanding and accrued interest under the above Red Road notes was $0 as of June 30, 2023 following conversion of $53,750 of the principal balance and $2,150 accrued interest during the year ended June 30, 2023. Accordingly, $28,942 of the put premium was released to additional paid in capital in respect of such purchase agreements with Red Road during the year ended June 30, 2023 following conversion of the principal balance (see Note 8).

Coventry Enterprises, LLC Securities Purchase Agreement

On November 3, 2022, the Company entered into a Securities Purchase Agreement with Coventry Enterprises, LLC (“Coventry”), pursuant to which the Company issued Coventry a promissory note from the Company in the aggregate principal amount of $125,000, such principal and the interest thereon convertible into shares of the Company’s common stock following an event of default (the “Coventry Note”). The Coventry Note contains a $25,000 original issue discount. The Company used the net proceeds of $100,000 from the Coventry Note for general working capital purposes.

The Coventry Note bears interest at a rate of 10% per annum, with $12,500 in guaranteed interest. The principal amount and the guaranteed interest is due and payable in seven equal monthly payments of $19,643, commencing on March 24, 2023 and continuing on the 24th day of each month thereafter until paid in full not later than October 24, 2023, or such earlier date as the Coventry Note is required or permitted to be repaid and to pay such other interest to Coventry on the aggregate unconverted and then-outstanding principal amount of the Coventry Note in accordance with the provisions thereof. Any or all of the principal amount and guaranteed interest may be pre-paid at any time and from time to time, in each case without penalty or premium.

Additionally, in the event that the Company files with the SEC a qualified offering statement on Form 1-A and such note has been outstanding for four months since its issuance, Coventry has the right to convert all or portion of such note, including guaranteed interest, into shares of common stock at the offering price used in connection with such offering.

At any time following an event of default under the Coventry Note, it becomes convertible, in whole or in part, into shares of Common Stock at the option of Coventry, at any time and from time to time thereafter (subject to the beneficial ownership limitations set forth therein). The conversion price of the Coventry Note is ninety percent (90%) per share of the lowest per-share VWAP during the twenty (20) trading-day period before the conversion (each, a “Calculated Conversion Price”). In the event that, within 30 calendar days either before or after any conversion, the conversion price of which is based upon a Calculated Conversion Price, the Company consummates (in whole or in part) any financing (whether such financing is equity, equity-equivalent, or debt or any combination thereof) or for any other reason issues any shares of common stock or any common stock equivalents at a price less than the most recent Calculated Conversion Price (the “Alternative Conversion Price”), regardless of when that note or instrument was originated, then, at the option of Coventry, (i) if the conversion has not yet occurred, then the Alternative Conversion Price will be substituted for the Calculated Conversion Price and (ii) if the conversion has occurred, then, within two trading days following Coventry’s written request, the Company is required to issue to Coventry that number of shares of Common Stock equivalent to the difference between the number of shares of Common Stock that had been issued using the Calculated Conversion Price and the number of shares of Common Stock that would have been issued using the Alternative Conversion Price. Accordingly, the Coventry note is treated as stock settled debt under ASC 480 and the Company recorded a total of $13,889 put premium during the year ended June 30, 2023.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2023 and 2022

Upon the occurrence and during the continuation of certain events of default, interest on the Coventry Note accrues at a default interest rate equal to the lesser of (i) 18% per annum or (ii) the maximum rate permitted by law. Subject to the beneficial ownership limitation in the Coventry Note, if any event of default occurs, then the outstanding principal amount guaranteed interest plus accrued but unpaid default rate interest, liquidated damages and other amounts owing on the Coventry Note through the date of acceleration becomes immediately due and payable at Coventry’s option, in cash or in shares of common stock at the mandatory default amount, which is equal to 120% of all such amounts due on the Coventry Note. If the Company fails to deliver to Coventry such shares, the Company is required to pay in cash an amount equal to the amount that the value of such shares exceeds the principal amount and interest of the attempted conversion.

As an additional inducement to Coventry entering into such agreement, the Company issued to Coventry 75,000 shares of common stock on the issuance date of the Coventry Note, which was valued using the relative fair value method at $37,500 and recognized as debt discount to be amortized over the term of such note.

The Company failed to make the first installment payment due in March 2023 which is considered an event of default. The Company recorded a default penalty of $25,000 as additional principal as of June 30, 2023.

The total principal amount outstanding and accrued interest under the above Coventry note was $144,951 including the default penalty as of June 30, 2023 following conversion of $5,049 of the principal balance and $22,749 accrued interest during the year ended June 30, 2023. Accordingly, $561 of the put premium was released to additional paid in capital in respect of such purchase agreements with Coventry during the year ended June 30, 2023 following conversion of the principal balance (see Note 8). In July 2023, the Company fully paid the remaining principal and accrued interest for a total of $142,908 (see Note 13).

Convertible note in default

The Coventry Note is currently past due and in default, consisting of $144,951 principal including default penalty and $22,749 accrued interest, which includes interest accruing at the default interest rate at 18%.

Amortization of debt discounts

The Company recorded $210,278 and $73,500 of debt discounts related to the above note issuances during the years ended June 30, 2023 and 2022, respectively. The Company recorded $232,674 and $452,308 of put premiums related to the above note issuances during the years ended June 30, 2023 and 2022, respectively. The debt discounts are being amortized over the term of the debt and the put premiums are expensed on issuance of the debt with the liability released to additional paid in capital on conversion of the principal.

Amortization of all debt discounts for the years ended June 30, 2023 and 2022 was $202,952 and $47,971, respectively.

The Company reclassified $411,111 and $335,677 in put premiums to additional paid in capital following conversions during the year ended June 30, 2023 and 2022, respectively.